Long-term Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Inventories
Work in progress	$ 666
Finished goods	2,115	28
Long-term inventories	2,781	28
Long-term Inventories
Provision recognized as cost of sales	1,399	3,479	4,034
H1N1 vaccines
Long-term Inventories
The amount of inventory with expired shelf lives		1,099
Provision recognized as cost of sales		$ 1,099	$ 0